ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2019	2020
Accrued payroll and welfare	$1,444	$1,907
Other tax payable	335	284
Accrued staff disbursement	1,366	1,598
Deposit payable	241	95
Accrued professional fees	173	191
Other current liabilities (i)	840	15,996
Other accrued expenses	633	584
Payable to AM Advertising and its subsidiaries (ii)	3,512	3,747

	$8,544	$24,402
(i)

The other current liabilities mainly consist of other payables to third parties of $15,326 that was financed from two third parties for the purpose of capital turnover for operation. The cash received from the other payable to third parties of $15,326 was pledged for certificated deposits in the banks as of December 31, 2020 as the Group need to undertake the guarantee responsibility, and $7,663 therein was repaid to one of the third parties in March 2021.

(ii)	The amounts due to AM Advertising and its subsidiaries mainly represent the borrowings from AM Advertising and its subsidiaries for the purpose of operation.